Tax (Narrative) (Details) - GBP (£) £ in Millions	6 Months Ended			12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021		Dec. 31, 2021
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax charge	£ 823	£ 742	[1]	£ 1,138
Effective tax rate	22.00%	15.10%
Average effective tax rate excluding effect of tax rate change	12.80%
Average effective tax rate, prior period adjustments	5.80%
AT1 Securities
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax charge	£ (110)	£ (104)
UK
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Increase (decrease) relating to tax rate changes or imposition of new taxes, deferred tax liability (asset)	(318)
Deferred tax expense (income) relating to tax rate changes or imposition of new taxes	346
Deferred tax expense (income) relating to tax rate changes or imposition of new taxes, other comprehensive income	£ 28

[1]	2021 financial metrics have been restated to reflect the impact of the Over-issuance of Securities. See Restatement of financial statements (Note 1) on page 73 for more information.